As filed with the Securities and Exchange Commission on December 31, 2008
Securities Act File No.
Investment Company File No. 811-22263

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940	☑
Amendment No.	☐

(Check appropriate box or boxes)
Veritas Funds, Inc.
(Exact Name of Registrant as Specified in Charter)
3555 Northwest 58th Street, Suite 600
Oklahoma City, OK 73112
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (405) 813-6338

Thompson S. Phillips, Jr.
J. Garrett Stevens
Veritas Funds, Inc.
3555 Northwest 58th Street, Suite 600
Oklahoma City, OK 73112
(Name and Address of Agent for Service)
Copy to:
Jerry A. Warren, Esq.
David J. Ketelsleger, Esq.
McAfee & Taft A Professional Corporation
10th Floor, Two Leadership Square
211 North Robinson
Oklahoma City, OK 73102-7103
Telephone: (405) 235-9621
Facsimile: (405) 235-0439
     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.
     It is proposed that this filing will become effective: (check appropriate box)
☐	immediately upon filing

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
     If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment
     Registrant declares that an indefinite amount of its shares of beneficial interest is being registered by this registration statement pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder.
     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

VERITAS FUNDS, INC.
PRELIMINARY PROSPECTUS — SUBJECT TO COMPLETION
DATED                     , 2008
PROSPECTUS
Veritas Baptist Values Exchange Traded Fund
Veritas Catholic Values Exchange Traded Fund
Veritas Christian Values Exchange Traded Fund
Veritas Lutheran Values Exchange Traded Fund
Veritas Methodist Values Exchange Traded Fund
     Veritas Funds, Inc. (the “Company”) is a registered investment company offering shares (“Veritas Shares”) of five exchange traded funds (the “Funds”) that will be listed, subject to notice of issuance, on the New York Stock Exchange (“NYSE”). Additional funds may be added and offered later. Veritas Shares are not individually redeemable by the Funds but will trade on the NYSE in individual share lots. Each Fund will invest in a portfolio of securities that substantially replicates that Fund’s Underlying Index.
     Neither the Securities and Exchange Commission nor any state securities commissions has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
     “The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.”

i

INTRODUCTION
     This Prospectus provides important information you need to make an informed decision about whether to invest in Veritas Funds, Inc. (the “Company”). It contains information about the Company and each of its investment portfolios (the “Funds”) being offered by this Prospectus. An investment in the Funds is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
     The Company and the Funds are part of the Veritas Funds, Inc. family of exchange-traded funds and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940.
WHAT ARE EXCHANGE-TRADED FUNDS?
     An exchange-traded fund (“ETF”) is an investment company which offers shares that are listed on a national securities exchange. Shares of ETFs can be traded throughout the day on that stock exchange at market-determined prices. ETFs typically invest predominantly in the securities comprising an underlying index. As such, the ETF itself is an index fund.
WHAT IS VERITAS FUNDS, INC.?
     Veritas Funds, Inc. is a registered investment company initially offering shares of five (5) exchange traded funds. Each portfolio is designed for investors who seek equity ownership in alignment with the moral and social beliefs of a particular religious affiliation. Each Fund offers shares, subject to notice of issuance, listed on the New York Stock Exchange (“NYSE”). Veritas Shares are not individually redeemable by the Funds but trade on the NYSE in individual share lots. Each Fund seeks to invest in a portfolio of securities that substantially replicates a particular benchmark index (the “Underlying Index” or “Index”). Veritas Funds Advisors, LLC (the “Advisor”) serves as the investment advisor to the Funds.
WHAT ARE THE UNDERLYING INDEXES AND HOW ARE THEY CREATED AND MAINTAINED?
     FTSE/KLD Indexes (“FTSE/KLD” or the “Index Administrator”) is the creator of each of the Underlying Indexes. Each Underlying Index is comprised of a mix of securities which are expected to be suitable for the target investors of the Fund.
     Based on its own proprietary intellectual model, FTSE/KLD has established specific criteria for determining which securities will be eligible for inclusion in the Underlying Indexes (the “Index Methodology”). Each Underlying Index will be administered by FTSE/KLD Indexes. The Index Administrator will employ the Index Methodology to determine the composition of each Underlying Index. SEI Investment Advisors will act as investment sub-advisor (the “Sub-Advisor”) to the Funds. The Sub-Advisor will be responsible for the day-to-day management of the Funds’ portfolios, which involves principally reconfiguring the portfolio of each Fund to reflect the reconfiguration of each Underlying Index by the Index Administrator.
     All companies that meet inclusion requirements for a particular Underlying Index will not necessarily be included in that Index. All decisions on inclusion are made by the Index Administrator, subject to rules of the Underlying Index. Companies may be added to or removed from an Index as the Index is reconstituted and rebalanced on an annual basis. Decisions regarding additions to and removals from the Index are made by the Index Administrator in its sole discretion. See “Information about Veritas Funds, Inc. -Information About the Indexes and Index Administrator” in the Statement of Additional Information. A new company may be added to the Index without removing another company. Information about each Index is publicly available on the Company’s website at www.theveritasfunds.com.
INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS
     Each Fund will normally invest at least 90% of its total assets in stocks that comprise that Fund’s Underlying Index. The 90% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed. Each Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of that Fund’s Underlying Index. The Advisor seeks correlation over time of 0.95 or better between each Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. Each Fund generally will invest in the stocks comprising the Underlying Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, a Fund may purchase a sample of stocks in the Underlying Index as a whole. There may also be instances in which the Advisor may choose to overweight another stock in the Index, purchase securities not in the Underlying Index which the Advisor believes are appropriate to substitute for certain securities in that Fund’s Underlying Index or utilize various combinations of other available investment techniques in seeking to track accurately the Underlying Index. Each Fund may sell stocks that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase stocks not represented in the Underlying Index in anticipation of their addition to the Underlying Index.
     The Advisor may also pursue a strategy to manage a portion of the portfolio by holding stocks that, in the aggregate, are intended to approximate a Fund’s Underlying Index in terms of key characteristics. If a Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Fund’s Underlying Index. Other non-principal investment strategies utilized by the Funds are described in detail in the Statement of Additional Information.

Veritas Catholic Values Exchange Traded Fund
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):
Inception Date:
INVESTMENT OBJECTIVE
     [To come]
PRINCIPAL INVESTMENT STRATEGIES
     [To come]
CATHOLIC VALUES PERFORMANCE STANDARDS
     [To come]
PRINCIPAL RISKS
     The Fund is subject to certain risks, some of which are described below. As a result of these risks and uncertainties, you may lose some or all of your investment in the Fund. See the Statement of Additional Information, “Additional Investment Strategies and Related Risks,” for some of the more specific risk factors associated with investing in the Fund.
     Index Risk. The Fund employs a “passive management” or indexing investment approach. The Fund attempts to track the investment performance of the Underlying Index. Whenever practicable, the Fund uses the replication method as its primary strategy, meaning that it holds the same stocks, in approximately the same proportions, as the stocks in the Underlying Index, regardless of their investment merit. Because the Fund is a passively managed index fund, the Advisor does not attempt to analyze individual companies or to quantify, manage or control the risks associated with investing in individual companies or in a portfolio that replicates the Underlying Index. Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Advisor does not consider tax ramifications in the passive management of the Fund
     Index Sampling Risk. From time to time regulatory constraints or other legal considerations may prevent the Fund from precisely replicating the Underlying Index. This may occur for a number of reasons. For example, the Fund is taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), and the Code imposes certain percentage limitations applicable to investments by regulated investment companies. To the extent a strict application of the replication methodology would result in a violation of the Code, the Fund would be prevented from replicating the Underlying Index. Similarly, other regulatory constraints, such as limitations on the ability of the Fund to invest more than a certain percentage in illiquid securities, may also prevent the Fund from precisely replicating the Underlying Index. In these circumstances, the Fund will employ a strategy known as “sampling” whereby the Fund will invest in securities that, in the aggregate, are deemed by the Advisor to approximate the Underlying Index in terms of key characteristics. The Advisor will not use a sampling strategy in an attempt to manage the portfolio but will do so only when it is required by regulatory or legal considerations. To the extent the Fund employs a sampling strategy, there is a risk that the securities selected by the Advisor pursuant to this strategy may not, in fact, provide investment performance that closely tracks the Underlying Index.
     Stock Market Risk. The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.
     Investment Style Risk. The Fund will invest mainly in large-capitalization companies, but it may also invest in mid - and small - cap companies. Medium and small capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more capitalized companies. The returns from small - and mid - cap stocks may trail returns from the overall market. Historically, these stocks have been more volatile in price than large — capitalization stocks, which results in more volatility in the Fund’s share prices.

     Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. The Fund may not be fully invested at all times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the stocks in the Underlying Index with the same weightings as the Underlying Index.
     Replication Management Risk. Unlike many investment companies, the fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Underlying Index.
     Market Price Risk. The market price of the Fund’s shares, like the price of any exchange-traded security, includes a “bid-asked spread” charged by the exchange specialist and other market-makers that cover the particular security. While the Fund cannot predict, and does not control, whether or when the Fund’s shares will trade at a premium or a discount to net asset value (“NAV”), it is likely that in times of severe market disruption, the bid-asked spread will increase significantly and the Fund shares would most likely be traded at a discount to the Fund’s NAV. The Fund’s NAV is equal to its total assets, less its liabilities, divided by the number of Fund shares that are outstanding. In addition, any discount is likely to be greatest when the price of the Fund’s shares is falling fastest, and this may be the time that you most want to sell your Fund shares. The Fund’s website at www.theveritasfunds.com will show the prior day’s closing NAV and closing market price for the Fund’s shares. In addition, the Fund’s website will contain the following information, on a per share basis, for the Fund: (a) the prior business day’s NAV and the Bid/Ask Price and a calculation of the premium or discount of the bid/ask price at the time of calculation of the NAV against such NAV; and (b) data in chart format displaying the frequency distribution of discounts and premiums of the daily bid/ask price against the NAV, within appropriate ranges, for each of the four previous calendar quarters. In addition, the Fund’s website will contain information regarding the premiums and discounts at which shares of the Fund have traded.
     Secondary Market Risk. An active secondary market for the Fund’s shares may not exist. Although the Fund’s shares will be listed on the NYSE, subject to notice of issuance, it is possible that an active trading market may not develop or be maintained. In addition, trading in the Fund’s shares on the NYSE will be halted whenever trading in equity securities generally is halted by the activation of market-wide “circuit breakers,” which are tied to large decreases in the Dow Jones Industrial Average. Trading of the Fund’s shares also will be halted if (1) the shares are delisted from the NYSE without first being listed on another exchange, or (2) NYSE officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors. If trading is halted, eligible investors (see below) will still be able to purchase Creation Units of the Fund directly and redeem such Creation Units with the Fund. If the Fund’s shares are delisted from the NYSE, the Fund will consider what appropriate action to take, which may include, among other things, converting the Fund to a traditional mutual fund, or redeeming the Fund’s shares at NAV.
     The Fund’s Shares Are Not Individually Redeemable. Fund shares can be redeemed with the Fund directly at NAV only in large lots of 50,000 shares known as “Creation Units”. You would incur brokerage costs in purchasing enough shares of the Fund to constitute a Creation Unit.
PERFORMANCE INFORMATION
     Because the Fund has not completed a full calendar year of operations, no performance information is available.

FEES AND EXPENSES
     The following table describes the fees and expenses you may pay if you buy and hold the Fund’s shares. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies[1]

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from the Fund’s assets)

Management Fee[2]:	.70%
Other Expenses[3]:	.20%
TOTAL ANNUAL FUND OPERATING EXPENSES:	.90%

[1]	The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000 shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $500 is charged for each purchase of Creation Units, regardless of the number of Creation Units acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Units redeemed. However, if a Creation Unit is purchased or redeemed outside of usual process through the National Securities Clearing Corporation (the “NSCC”), or for cash, an additional fee of up to $3,000 will apply. The value of a Creation Unit of the Fund, as of the date of this prospectus, was approximately $1.25 million.

[2]	The Fund pays the Advisor a single, unified advisory fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified advisory fee, see “Investment Advisor” under “Fund Management.”

[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes you invest $10,000 in the Fund for the time periods indicated and then sell of all of your shares at the end of such period. This example assumes you sell, rather than redeem your shares at the end of such periods because the Fund only redeems shares in Creation Units and, therefore, transaction fees on the purchase or redemption of Creation Units are not included. The example also assumes that the Fund provides a return of 5% each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors will pay to buy and sell the Fund’s shares on the secondary market. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR	3 YEARS

$94.50	$297.91

     These examples should not be considered to represent actual expenses or performance from the past or for the future.

     You would pay the following costs if you purchased a Creation Unit with a value of $2,000,000, and redeemed the Creation Unit at the end of each referenced period, assuming a 5% return each year and that the Fund’s operating expenses remain the same:

1 YEAR	3 YEARS

$19,000*	$59,314	*

*  This example assumes that the Creation Unit is redeemed through the NSCC, which has a redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside of usual process through the NSCC, or for cash, an additional fee of up to $3,000 will apply.
     These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Veritas Methodist Values Exchange Traded Fund
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):
Inception Date:
INVESTMENT OBJECTIVE
     [To come]
PRINCIPAL INVESTMENT STRATEGIES
     [To come]
PRINCIPAL RISKS
     [To come]
PERFORMANCE INFORMATION
     Because the Fund has not completed a full calendar year of operations, no performance information is available.
FEES AND EXPENSES
     The following table describes the fees and expenses you may pay if you buy and hold the Fund’s shares. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies[1]

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from the Fund’s assets)

Management Fee[2]:	.70%

Other Expenses[3]:	.20%
TOTAL ANNUAL FUND OPERATING EXPENSES:	.90%

[1]	The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000 shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $500 is charged for each purchase of Creation Units, regardless of the number of Creation Units acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Units redeemed. However, if a Creation Unit is purchased or redeemed outside of usual process through the National Securities Clearing Corporation (the “NSCC”), or for cash, an additional fee of up to $3,000 will apply. The value of a Creation Unit of the Fund, as of the date of this prospectus, was approximately $1.25 million.

[2]	The Fund pays the Advisor a single, unified advisory fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified advisory fee, see “Investment Advisor” under “Fund Management.”

[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes you invest $10,000 in the Fund for the time periods indicated and then sell of all of your shares at the end of such period. This example assumes you sell, rather than redeem your shares at the end of such periods because the Fund only redeems shares in Creation Units and, therefore, transaction fees on the purchase or redemption of Creation Units are not included. The example also assumes that the Fund provides a return of 5% each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors will pay to buy and sell the Fund’s shares on the secondary market. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR	3 YEARS

$94.50	$297.91

     These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.
     You would pay the following costs if you purchased a Creation Unit with a value of $2,000,000, and redeemed the Creation Unit at the end of each referenced period, assuming a 5% return each year and that the Fund’s operating expenses remain the same:

1 YEAR	3 YEARS

$19,000*	$59,314	*

*  This example assumes that the Creation Unit is redeemed through the NSCC, which has a redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside of usual process through the NSCC, or for cash, an additional fee of up to $3,000 will apply.
     These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Veritas Baptist Values Exchange Traded Fund
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):
Inception Date:
INVESTMENT OBJECTIVE
     [To come]
PRINCIPAL INVESTMENT STRATEGIES
     [To come]
PRINCIPAL RISKS
     [To come]
PERFORMANCE INFORMATION
     Because the Fund has not completed a full calendar year of operations, no performance information is available.
FEES AND EXPENSES
     The following table describes the fees and expenses you may pay if you buy and hold the Fund’s shares. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies[1]

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from the Fund’s assets)

Management Fee[2]:	.70%

Other Expenses[3]:	.20%
TOTAL ANNUAL FUND OPERATING EXPENSES:	.90%

[1]	The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000 shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $500 is charged for each purchase of Creation Units, regardless of the number of Creation Units acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Units redeemed. However, if a Creation Unit is purchased or redeemed outside of usual process through the National Securities Clearing Corporation (the “NSCC”), or for cash, an additional fee of up to $3,000 will apply. The value of a Creation Unit of the Fund, as of the date of this prospectus, was approximately $1.25 million.

[2]	The Fund pays the Advisor a single, unified advisory fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified advisory fee, see “Investment Advisor” under “Fund Management.”

[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes you invest $10,000 in the Fund for the time periods indicated and then sell of all of your shares at the end of such period. This example assumes you sell, rather than redeem your shares at the end of such periods because the Fund only redeems shares in Creation Units and, therefore, transaction fees on the purchase or redemption of Creation Units are not included. The example also assumes that the Fund provides a return of 5% each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors will pay to buy and sell the Fund’s shares on the secondary market. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR	3 YEARS

$94.50	$297.91

     These examples should not be considered to represent actual expenses or performance from the past or for the future.
     You would pay the following costs if you purchased a Creation Unit with a value of $2,000,000, and redeemed the Creation Unit at the end of each referenced period, assuming a 5% return each year and that the Fund’s operating expenses remain the same:

1 YEAR	3 YEARS

$19,000*	$59,314	*

*  This example assumes that the Creation Unit is redeemed through the NSCC, which has a redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside of usual process through the NSCC, or for cash, an additional fee of up to $3,000 will apply.
     These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Veritas LUTHERAN Values Exchange Traded Fund
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):
Inception Date:
INVESTMENT OBJECTIVE
     [To come]
PRINCIPAL INVESTMENT STRATEGIES
     [To come]
PRINCIPAL RISKS
     [To come]
PERFORMANCE INFORMATION
     Because the Fund has not completed a full calendar year of operations, no performance information is available.
FEES AND EXPENSES
     The following table describes the fees and expenses you may pay if you buy and hold the Fund’s shares. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies[1]

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from the Fund’s assets)

Management Fee[2]:	.70%

Other Expenses[3]:	.20%
TOTAL ANNUAL FUND OPERATING EXPENSES:	.90%

[1]	The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000 shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $500 is charged for each purchase of Creation Units, regardless of the number of Creation Units acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Units redeemed. However, if a Creation Unit is purchased or redeemed outside of usual process through the National Securities Clearing Corporation (the “NSCC”), or for cash, an additional fee of up to $3,000 will apply. The value of a Creation Unit of the Fund, as of the date of this prospectus, was approximately $1.25 million.

[2]	The Fund pays the Advisor a single, unified advisory fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified advisory fee, see “Investment Advisor” under “Fund Management.”

[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes you invest $10,000 in the Fund for the time periods indicated and then sell of all of your shares at the end of such period. This example assumes you sell, rather than redeem your shares at the end of such periods because the Fund only redeems shares in Creation Units and, therefore, transaction fees on the purchase or redemption of Creation Units are not included. The example also assumes that the Fund provides a return of 5% each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors will pay to buy and sell the Fund’s shares on the secondary market. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR	3 YEARS

$94.50	$297.91

     These examples should not be considered to represent actual expenses or performance from the past or for the future.
     You would pay the following costs if you purchased a Creation Unit with a value of $2,000,000, and redeemed the Creation Unit at the end of each referenced period, assuming a 5% return each year and that the Fund’s operating expenses remain the same:

1 YEAR	3 YEARS

$19,000*	$59,314	*

* This example assumes that the Creation Unit is redeemed through the NSCC, which has a redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside of usual process through the NSCC, or for cash, an additional fee of up to $3,000 will apply.
     These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown

Veritas CHRISTIAN Values Exchange Traded Fund
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):
Inception Date:
INVESTMENT OBJECTIVE
     [To come]
PRINCIPAL INVESTMENT STRATEGIES
     [To come]
PRINCIPAL RISKS
     [To come]
PERFORMANCE INFORMATION
     Because the Fund has not completed a full calendar year of operations, no performance information is available.
FEES AND EXPENSES
     The following table describes the fees and expenses you may pay if you buy and hold the Fund’s shares. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies[1]

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from the Fund’s assets)

Management Fee[2]:	.70%

Other Expenses[3]:	.20%
TOTAL ANNUAL FUND OPERATING EXPENSES:	.90%

[1]	The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000 shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $500 is charged for each purchase of Creation Units, regardless of the number of Creation Units acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $500, regardless of the number of Creation Units redeemed. However, if a Creation Unit is purchased or redeemed outside of usual process through the National Securities Clearing Corporation (the “NSCC”), or for cash, an additional fee of up to $3,000 will apply. The value of a Creation Unit of the Fund, as of the date of this prospectus, was approximately $1.25 million.

[2]	The Fund pays the Advisor a single, unified advisory fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified advisory fee, see “Investment Advisor” under “Fund Management.”

[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes you invest $10,000 in the Fund for the time periods indicated and then sell of all of your shares at the end of such period. This example assumes you sell, rather than redeem your shares at the end of such periods because the Fund only redeems shares in Creation Units and, therefore, transaction fees on the purchase or redemption of Creation Units are not included. The example also assumes that the Fund provides a return of 5% each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors will pay to buy and sell the Fund’s shares on the secondary market. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR	3 YEARS

$94.50	$297.91

     These examples should not be considered to represent actual expenses or performance from the past or for the future.
     You would pay the following costs if you purchased a Creation Unit with a value of $2,000,000, and redeemed the Creation Unit at the end of each referenced period, assuming a 5% return each year and that the Fund’s operating expenses remain the same:

1 YEAR	3 YEARS

$19,000*	$59,314	*

* This example assumes that the Creation Unit is redeemed through the NSCC, which has a redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside of usual process through the NSCC, or for cash, an additional fee of up to $3,000 will apply.
     These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown

FUND SHARES
MORE INFORMATION ABOUT THE UNDERLYING INDEXES
Each Underlying Index was created and developed by FTSE/KLD based on its own proprietary intellectual model. In developing each Underlying Index, FTSE/KLD has established specific criteria for determining which securities are included in each Underlying Index. FTSE/KLD, as Index Administrator, is also responsible for maintaining each Underlying Index based on this. Each Underlying Index is generally reconstituted on an annual basis. Decisions regarding additions to, and removals from, each individual Underlying Index are made by FTSE/KLD, typically on an annual basis, in its sole discretion. See “Information About the Underlying Index and Index Administrator” in the Statement of Additional Information. The Advisor has engaged SEI Investment Advisors (the “Sub-Advisor”) for the day-to-day management of the Funds. See “Sub-Advisor” below. The Sub-Advisor will generally employ only the replication method in adjusting each Fund’s portfolio in response to changes in the Underlying Index. To the extent that it is necessary to employ a sampling strategy with respect to a Fund’s portfolio, the Advisor, and not the Sub-Advisor, will generally be responsible for determining which securities to invest in as part of that strategy. The Funds are not actively managed and the actions of the Advisor and the Sub-Advisor will not result in the active management of the Funds.
DIFFERENCES BETWEEN FUND SHARES AND TRADITIONAL MUTUAL FUND SHARES
     Traditional mutual fund shares are issued by, and redeemed from, the mutual fund at any time for cash at the shares’ NAV. NAV is typically calculated only once a day and reflects the mutual fund’s total assets, less its liabilities, divided by the number of shares it has outstanding. In determining the value of its assets, a traditional mutual fund typically values its component securities as of the close of trading on the exchange on which the component securities are listed. As a result, no matter what time during the day an investor in a traditional mutual fund places an order to purchase or redeem shares, that investor’s order will be priced at the mutual fund’s NAV determined as of the close of the trading day. Traditional mutual fund shares may be purchased from the fund directly by the shareholder or through a financial intermediary.
     In contrast, Veritas Shares cannot be purchased from, or redeemed by, a Fund except by or through an Authorized Participant (defined below), and then only for an in-kind basket of securities. An organized secondary market is expected to exist for Veritas Shares, unlike traditional mutual fund shares, because Veritas Shares will be listed for trading on the NYSE. As a result, investors can purchase and sell Veritas Shares on the secondary market through a broker. Secondary-market transactions do not take place at NAV but at market prices that change throughout the day, based on supply and demand for Veritas Shares.
     Although the market price of each Fund’s shares typically approximates its NAV, there may be times when the market price and the NAV differ, so you may receive more or less than NAV when you sell your Fund shares on the secondary market.
BUYING AND SELLING SHARES ON THE SECONDARY MARKET
     Each Fund’s shares can be bought or sold throughout the trading day like any publicly traded security. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. The price at which you buy or sell each Fund’s shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of Fund shares you must buy.
     Each Fund’s shares will be listed, subject to notice of issuance, on the NYSE. The NYSE is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
BUYING SHARES DIRECTLY FROM A FUND
     You can purchase Veritas Shares directly from the Funds only in Creation Units or multiples thereof. The Funds issue Creation Units in blocks of 50,000 shares. The number of Fund shares in a Creation Unit will not change over time, except in the event that the Fund splits or revalues its shares. The Funds will not issue fractional Creation Units. Creation Units may be purchased only in exchange for a basket of securities, known as the “In-Kind Creation Basket,” and cash equal to the “Cash Component,” as discussed further below. Each Fund reserves the right to reject any purchase request at any time, for any reason, and without notice. Each Fund can stop selling Fund shares or postpone payment of redemption proceeds at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.
     To purchase shares directly from a Fund, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An Authorized Participant is either (1) a participant of the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (2) a Depository Trust Company (“DTC”) participant that has executed a Participant Agreement with the Fund’s distributor, SEI Corporation (the “Distributor”). The Distributor will provide a list of Authorized Participants upon request.
•	In-Kind Creation Basket. On each business day, prior to the opening of trading on the NYSE, the Fund’s Advisor will post on the NSCC bulletin board the In-Kind Creation Basket for each Fund for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to a Fund for each Creation Unit purchased. The Funds reserve the right to accept a nonconforming creation basket.

•	Cash Component. In addition to the deposit of securities making up the In-Kind Creation Basket, you will either pay to, or receive from, a Fund an amount of cash (the “Balancing Amount”) equal to the difference between the NAV of a Creation Unit and the value of the securities in the Creation Basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. The Fund’s Advisor will publish, on a daily basis, information about the previous day’s Balancing Amount. You also must pay a transaction fee, described below, in cash. The Balancing Amount and the transaction fee, taken together, are referred to as the “Cash Component.”

•	Placement of Purchase Orders. All purchase orders must be placed through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Authorized Participants that do not use the NSCC’s enhanced clearing process will be charged a higher transaction fee (discussed below). A purchase order must be received by the Fund’s Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order for you to receive the NAV determined on that day.

•	Transaction Fee on Purchase of Creation Units. Each Fund imposes a transaction fee in the amount of $500 on each purchase of Creation Units effected through the NSCC’s enhanced clearing process, regardless of the number of Creation Units purchased. For an investor purchasing Creation Units through the manual DTC clearing process, the transaction fee would be as much as $3,000. Investors permitted to tender a nonconforming creation basket will be subject to an additional charge commensurate with the cost to the Fund. The transaction fee is paid to the Fund, not to the Distributor, the Advisor or any third party. The transaction fee protects existing shareholders of the Fund from the costs associated with issuing Creation Units.
FUND SHARES WILL BE HELD IN BOOK ENTRY FORM
     Veritas Shares are held in book entry form, which means that no stock certificates are issued. DTC, or its nominee, will be the registered owner of all outstanding shares of the Funds. Your beneficial ownership of shares will be shown on the records of DTC or its participants through which you hold the shares. Neither the Advisor nor the Distributor will have any record of your ownership. Therefore, to exercise any right as an owner of shares, you must rely on the procedures of DTC and its participants. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of a Fund’s shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the Funds. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.
     You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the Funds. Because each Fund’s shares may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time. Certain activities that you perform as a dealer could, depending on the circumstances, result in you being deemed a participant in the distribution in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933 (the “Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from the Fund, break them down into the constituent Fund shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary-market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
     Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with a Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.
     Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of a Fund’s shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.
REDEEMING SHARES DIRECTLY FROM THE FUNDS
     You may redeem Veritas Shares only in Creation Units or multiples thereof. To redeem shares directly from a Fund, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant. Creation Units may be redeemed only in exchange for a basket of securities, known as the In-Kind Redemption Basket, and cash equal to the Cash Component, as further discussed below.
•	In-Kind Redemption Basket. Redemption proceeds will be paid in kind with a basket of securities known as the “In-Kind Redemption Basket.” In most cases, the In-Kind Redemption Basket will be the same as the In-Kind Creation Basket for that same day. There will be times, however, when the In-Kind Creation Basket and the In-Kind Redemption Basket differ. The composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board. Each Fund reserves the right to honor a redemption request with a nonconforming redemption basket, with the consent of the redeeming investor.

•	Cash Component. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the In-Kind Redemption Basket, you will either receive from or pay to a Fund a Balancing Amount in cash. If you are due to receive a Balancing Amount, the amount you actually receive will be reduced by the amount of the applicable transaction fee. You also must pay the transaction fee, described below, in cash. The Balancing Amount and the transaction fee, taken together, are referred to as the Cash Component.

•	Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the close of regular trading on the NYSE on that date, and if all other procedures set forth in the Participant Agreement are followed.

•	Transaction Fee on Redemption of Creation Units. Each Fund imposes a transaction fee on each redemption of Creation Units. The amount of the transaction fee on redemptions effected through the NSCC and the DTC, and on nonconforming redemptions, is the same as the fee imposed on comparable purchases (see previous section). As with the transaction fee on purchases, the transaction fee on redemptions is paid to the Fund, not to the Advisor, the Distributor or any third party. The transaction fee protects existing shareholders of the Fund from the costs associated with redeeming Creation Units.
EXCHANGES — FREQUENT TRADING
     Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of shares of the Funds on the secondary market does not disrupt portfolio management, increase the Funds’ trading costs, lead to realization of capitalization gains, or otherwise harm the Funds’ shareholders because these trades do not involve the Funds directly. Certain institutional investors are authorized to purchase and redeem a Fund’s shares directly with the Fund. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects (noted above) that may result from frequent cash trades. Moreover, each Fund imposes transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board of Directors has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.
PORTFOLIO TURNOVER RATE
     Each Fund is passively managed to track the investment performance of its Underlying Index and may sell securities regardless of how long they have been held in order to replicate its Underlying Index. Because the Funds are passively managed, the turnover rate, and therefore transaction costs, should be lower than those of actively managed funds.
PORTFOLIO HOLDINGS
     A description of the Funds policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information and on the Funds’ website at www.theveritasfunds.com. Each Fund publicly disseminates its full portfolio holdings each day the Fund is open for business through its internet web site. The Fund may terminate or modify this policy at any time without further notice to shareholders. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which are delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the open of the NYSE via the NSCC.
FUND MANAGEMENT
INVESTMENT ADVISOR
     Veritas Funds Advisors, LLC serves as investment advisor to the Funds, with overall responsibility for the general management and administration of the Funds, subject to the supervision of the Company’s Board of Directors. Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor will also be responsible for employing any sampling strategy for the Funds.
     For the services it provides to the Funds, the Advisor receives a unified fee equal to [.70%] of each Fund’s average daily net assets. The advisory fee is calculated daily and paid monthly in arrears. Out of the advisory fee, the Advisor pays all fees and expenses of the Sub-Advisor, the transfer agent, the administrator and accounting agent and the custodian. Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Fund, fees and expenses of its disinterested directors (including legal counsel fees), fees and expenses of its chief compliance officer and expenses associated with the Fund’s compliance program, litigation expenses, fees and expenses of the Fund’s independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement. The Advisor is responsible for payment of any sub-advisory fee, as discussed below.
     The Advisor is a newly organized investment advisor located at 3555 Northwest 58th Street, Suite 600, Oklahoma City, Oklahoma, 73112. The Advisor has no prior experience managing exchange-traded funds or registered investment companies.
SUB-ADVISOR
     SEI Investment Advisors (the “Sub-Advisor”), has its principal office and place of business at One Freedom Valley Drive, Oaks, Pennsylvania, 19456. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Sub-Advisor will be responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Company’s Board of Directors. In this regard, the Sub-Advisor will be responsible for implementing the investment strategy for the Funds to track the Underlying Indexes and for general administration, compliance and management services as may be agreed between the Advisor and the Sub-Advisor from time to time. The Sub-Advisor has substantial prior experience in acting as sub-advisor to ETFs. To the extent that it is necessary to employ a sampling strategy with respect to the Fund’s portfolio, the Advisor, and not the Sub-Advisor, will generally be responsible for determining which securities to invest in as part of that strategy.
     In accordance with the terms of the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor a portion of the fee paid by the Funds to the Advisor, based on a percentage of the average daily net assets of each Fund. Such fees are paid in accordance with the following schedule:
                               (___) basis points (___%) of all of the combined daily net assets of each Fund with a minimum of $                    .
PORTFOLIO MANAGERS
     Set forth below is information regarding the individuals identified responsible for the day-to-day management of the Funds (the “Portfolio Managers”). The                      persons with responsibility for day-to-day management are:
          [To come]
     The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.
     The Statement of Additional Information has more detailed information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities of the Funds.
ADMINISTRATION, CUSTODIAN AND TRANSFER AGENT
SEI Investments Global Funds Services (the “Administrator”) serves as the Administration and Accounting Agent and Transfer Agent to the Funds. The Administrator’s principal address is One Freedom Valley Drive, Oaks, Pennsylvania, 19456.
CUSTODIAN
                                         serves as the Custodian for the Funds. The Custodian’s principal business address is                                   .
DISTRIBUTOR
     SEI Investments Distribution Co. (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor’s principal address is One Freedom Valley Drive, Oaks, Pennsylvania, 19456. The Distributor does not maintain a secondary market in shares of the Fund.
DIVIDENDS, CAPITAL GAINS, AND TAXES
FUND DISTRIBUTIONS
     Each Fund pays out dividends from its net investment income to investors quarterly. Each Fund distributes any net capital gains annually.
DIVIDEND REINVESTMENT SERVICE
     Brokers may make available to their customers who own a Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of that Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

TAXES
     Unless your investment in Veritas Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions and when you sell your shares of the Fund.
TAXES ON DISTRIBUTIONS
     Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions out of a Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by the Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
     If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax.
     If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
TAXES WHEN SHARES ARE SOLD
     Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.
     The foregoing discussion is provided as general information and merely summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation a Fund’s distributions and sales of shares. As with any investment, you should consider how your investment in shares of a Fund will be taxed. Consult your personal tax advisor about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.
DAILY PRICING
     The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the value of a Fund’s net assets by the number of shares outstanding.
     If you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem the Fund’s shares in Creation Unit blocks.
     The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the NYSE or by other information providers, such as Reuters. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by a Fund. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and makes no warranty as to its accuracy.
     When calculating the NAV of a Fund’s shares, stocks held by the Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage the Fund’s cash are valued on the basis of amortized cost.

     When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security’s owner might reasonably expect to receive upon its sale. Fair-value pricing may also be used by the Funds to value restricted securities held by the Funds or certain securities with little or no trading activity for extended periods of time. Although rare, fair-value pricing also may be used if (1) trading in a security is halted and does not resume before a Fund’s pricing time or if a security does not trade in the course of a day, and (2) the Fund holds enough of the security that its price could affect the Fund’s NAV.
     Fair-value prices are determined by the Advisor according to procedures adopted by the Board of Directors. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.
DELIVERY OF FUND DOCUMENTS — HOUSEHOLDING
     Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
FINANCIAL HIGHLIGHTS
     Performance information is not presented for the Funds since they have no operating history.

VERITAS FUNDS, INC.
3555 Northwest 58th Street, Suite 600
Oklahoma City, Oklahoma 73112
ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
     Additional information about a Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In a Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The annual and semi-annual reports will be incorporated by reference into this prospectus.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
     The SAI provides more detailed information about the Funds. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.
FOR MORE INFORMATION
     To request a free copy of the latest annual or semi-annual report, when available, the SAI, or to request additional information about a Fund or to make other inquiries, please contact us as follows:

Call:	(405) 813-6338
Monday through Friday
8:30 a.m. to 4:30 p.m. (Central Time)

Write:	Veritas Funds, Inc.
3555 Northwest 58th Street, Suite 600
Oklahoma City, Oklahoma 73112

Visit:	www.theveritasfunds.com
INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
     You can review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.
The Company’s Investment Company Act file number:

VERITAS FUNDS, INC.
Statement of Additional Information
                    , 2008
     This Statement of Additional Information, which is not a prospectus, contains additional information about Veritas Funds, Inc. (the “Company”). This Statement of Additional Information should be read in conjunction with the Company’s current prospectus, dated                     , 2008, as it may be revised from time to time (the “Prospectus”). Capitalized terms used herein that are not defined have the same meaning ascribed to them as in the Prospectus.
     A copy of the Prospectus may be obtained without charge, by contacting the Fund’s Distributor, SEI Investments Distribution Co..
     “The information in the Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and the company is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.”

I.	GENERAL INFORMATION ABOUT VERITAS FUNDS, INC.	B2

II.	INFORMATION ABOUT THE UNDERLYING INDEXES AND THE INDEX ADMINISTRATOR	B2

III.	ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS	B3

IV.	FUNDAMENTAL INVESTMENT LIMITATIONS	B3

V.	MANAGEMENT	B4

VI	INVESTMENT ADVISORY AND OTHER SERVICES	B6

VIII.	PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES	B8

IX.	PORTFOLIO TRANSACTIONS	B8

X.	INFORMATION ABOUT FUND SHARES	B9

XI.	DIVIDENDS AND DISTRIBUTIONS	B16

XII.	TAXATION	B16

XIII.	FINANCIAL STATEMENTS	B17

B1

I. GENERAL INFORMATION ABOUT VERITAS FUNDS, INC.
     Veritas Funds, Inc., (the “Company”), was organized as a Maryland corporation on June 20, 2008. The Company is registered with the SEC under the 1940 Act as an open-end management investment company. The Company is comprised of different portfolios (each a “Fund” and together the “Funds.”) Each Fund currently offers one class of shares, “Veritas Shares.” There is no limit to the number of full or fractional shares each Fund may issue.
     The Veritas Shares will be listed for secondary trading on the NYSE, subject to notice of issuance. Each Fund only issues and redeems shares in lots of 50,000 shares. These large lots are known as “Creation Units.” In the event of the liquidation of a company, the Company may lower the number of shares in a Creation Unit. To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or a participant in the Depository Trust Company (“DTC”) that has executed a Participant Agreement with the Company’s Distributor.
     The Company issues Creation Units in kind, in exchange for a basket of stocks that are part of a Fund’s Underlying Index (an “In-Kind Creation Basket”). The Company also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of stocks that are part of a Fund’s portfolio holdings (an “In-Kind Redemption Basket”). The In-Kind Creation Basket and the In-Kind Redemption Basket will usually, but may not necessarily always, be the same. As part of any creation or redemption transaction, the investor will either pay or receive some cash in addition to the securities, as described more fully below. Each Fund reserves the right to issue Creation Units for cash, rather than in kind, although each has no current intention of doing so.
II. INFORMATION ABOUT THE UNDERLYING INDEXES AND THE INDEX ADMINISTRATOR
     The Underlying Indexes were developed by FTSE/KLD Indexes. (“FTSE/KLD” or the “Index Administrator”) and licensed to Veritas Funds Advisors, LLC (the “Advisor”) for use in an exchange traded funds and related ETF options products.
     Based on its own proprietary intellectual model, the Index Administrator has established specific criteria for determining which securities will represent each of the Underlying Indexes (the “Index Methodology”). Each Underlying Index will be administered by the Index Administrator. As Index Administrator, FTSE/KLD will employ the Index Methodology to determine the composition of each Underlying Index.                      acts as “index calculation agent” in connection with the calculation and dissemination of each Underlying Index. Each Underlying Index is compiled, maintained and calculated without regard to the Advisor, Sub-Advisors or Distributor. The Index Administrator has no obligation to take the specific needs of the Advisor, Sub-Advisors or Distributor into account in the determination and calculation of the Underlying Index.
     It is expected that each Underlying Index will be available through major market data vendors as a result of dissemination to the Consolidated Association by the NYSE. The NYSE is not affiliated with the Company, the Funds, the Advisor, the Sub-Advisors or the Distributor. Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between FTSE/KLD and the Advisor. There is no charge to the Funds in connection with these licensing agreements.
DISCLAIMER
     The Underlying Indexes are trademarks of FTSE/KLD Indexes and have been licensed for use for certain purposes by the Advisor. The Underlying Indexes’ only relationship to the Advisor is FTSE/KLD’s licensing to the Advisor certain FTSE/KLD trademarks, the underlying index, trade name, and of the data supplied by FTSE/KLD Indexes which is determined, composed, and calculated by FTSE/KLD without regard to the Advisor, this product, or any investor. FTSE/KLD Indexes and the Veritas Shares are not sponsored, endorsed, sold, or promoted by FTSE/KLD. FTSE/KLD makes no warranty or representation, regarding the advisability of purchasing, holding or trading this product or investing in securities generally or in the Fund’s particularly or the ability of any data supplied by FTSE/KLD to track general stock market performance. The Company has no obligation to take the needs of the Advisor or the shareholders of the Fund’s into consideration in determining, composing or calculating the data supplied by FTSE/KLD. FTSE/KLD is not responsible for and has not participated in the determination of the prices of the common shares of the Fund’s or the timing of the issuance or sale of such common shares. FTSE/KLD has no obligation or liability in connection with the administration, marketing or trading of the Veritas Shares.

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III. ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS
     Each Fund’s investment objective and principal investment strategies and risks are set forth in the Prospectus. The following information supplements the information contained in the Prospectus.
     Each Fund may hold cash and/or invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptance of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as determined by the Advisor; and (iv) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptance are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
IV. FUNDAMENTAL INVESTMENT LIMITATIONS
     The Company has adopted the following investment limitations as fundamental limitations, which cannot be changed without the approval of the holders of a majority of the Company’s outstanding shares. For these purposes, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the shares of the Company present at the meeting if the holders of more than 50% of the Company’s outstanding shares are present or represented by proxy; or (2) more than 50% of the outstanding shares of the Company. The Company may not:
     1. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority.
     2. Make cash loans, except as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority.
     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings.
     4. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.
     5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
     6. Act as an underwriter of another issuer’s securities, except to the extent that the Company may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.
     The Company has also adopted a policy that the Company’s portfolios will be modified to reflect changes in their Underlying Indexes. If the underlying index is not concentrated in a particular industry, the Fund based upon that Underlying Index will not be concentrated in that industry. If an Underlying Index is concentrated in a particular industry, the Fund that tracks that index, will concentrate in that industry.

B3

V. MANAGEMENT
OFFICERS AND DIRECTORS
     The business and affairs of the Company are managed under the direction of its Board of Directors (the “Board”). Each Director serves until his termination; retirement, resignation, or death; or as otherwise specified in the Fund’s organizational documents. The Board is currently comprised of                      directors, of whom                      Directors are not “interested” persons of the Company or the Advisor, as defined under the 1940 Act (“Disinterested Directors”). The mailing address of the Directors and officers is 3555 NW 58th Street, Suite 600, Oklahoma City, Oklahoma 73112. Certain information about the Company’s Directors and its executive officers is set forth below.

		Term of Office and	Principal
Name, Address, and	Position(s) Held	Length of Time	Occupation(s)	Other Directorships
Age	with Fund	Served	During Past 5 Years	held by Director
Interested Directors:
Thompson s. Phillips, Jr. 3555 Northwest 58th Street Suite 600 Oklahoma City, OK 73112 (57 years old)		Since 2008	T.S. Phillips Investments, Inc. 1990 to Present — President and CEO
J. Garrett Stevens 3555 Northwest 58th Street Suite 600 Oklahoma City, OK 73112 (29 years old)		Since 2008	T.S. Phillips Investments, Inc. 2001 to Present — Vice President

Disinterested Director(s):
Since 2008

(___years old)
Since 2008

(___years old)

(___years old)

Executive Officers:
Thomas S. Phillips, Jr.	President	Since 2008

J. Garrett Stevens	Chief Executive Officer	Since 2008

*	Member of the Audit and Nominating Committees.

B4

RESPONSIBILITY OF THE BOARD
The Board is ultimately responsible for the management of the Company’s business operations in accordance with its duties under the Maryland General Corporation Law. The Board has appointed the Company’s executive officers and delegated the responsibility for the day-to-day management of the Company’s operations to those officers, subject to the Board’s guidance.
BOARD COMMITTEES
     The Board has established the following committees:
     Audit Committee. The Audit Committee is comprised of three (3) members, all of which are Disinterested Directors. The Audit Committee expects to meet at least twice annually to select, oversee and set the compensation of the Company’s independent registered public accounting firm (the “Accountants”). The Audit Committee is responsible for pre-approving all audit and non-audit services performed by the Accountants for the Fund and for pre-approving certain non-audit services performed by the Accountants for the Advisor and Sub-Advisor and certain of their control persons. The Audit Committee also meets with the Accountants to review the Fund’s financial statements and to report on its findings to the Board, and to provide the Accountants the opportunity to report on various other matters. The Audit Committee also acts as the Company’s qualified legal compliance committee.
     Nominating Committee. The Nominating Committee is comprised of three (3) members, all of which are Disinterested Directors. The Nominating Committee is responsible for the selection and nomination of Disinterested Directors of the Company. This committee will consider any candidate for Director recommended by a current shareholder if the Committee is required by law to do so.
COMPENSATION
     Because the Company is recently organized, there is no historical information regarding the compensation paid to the Company’s Directors and executive officers. The Disinterested Directors of the company will not receive any compensation until such time as the Advisor becomes profitable. Their compensation amounts will be determined at that time.

B5

OWNERSHIP OF DIRECTORS AND EXECUTIVE OFFICERS
     As of the date of the Prospectus and this Statement of Additional Information, the Company has not yet commenced operations. Therefore, none of the Company’s Directors or executive officers own any shares of the Fund.
CODE OF ETHICS
     The Company, the Advisor, the Sub-Advisor and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics restrict the personal securities transactions of access persons, as defined in the codes, of a Fund’s insecurities that may be purchased or held by the Company to ensure that such investments do not disadvantage the Fund. The codes of ethics for the Company, the Advisor, the Sub-Advisor and the Distributor are filed as exhibits to the Company’s registration statement.
PROXY VOTING POLICIES
     The Board of Directors has delegated the responsibility to vote proxies for securities held in the Funds’ portfolios to the ____, subject to the Advisor’s Board’s oversight. Proxies for the portfolio securities are voted in accordance with the Company’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI.
CONTROL PERSONS
     The Advisor owns                     shares of the Company, 100% of the currently outstanding common stock of the Company.
VI. INVESTMENT ADVISORY AND OTHER SERVICES
INVESTMENT ADVISOR AND SUB-ADVISOR
     Veritas Funds Advisors, LLC (the “Advisor”) serves as the investment advisor to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), which sets forth the terms and conditions of Advisor’s engagement as the Funds investment advisor. Pursuant to the Advisory Agreement, the Advisor is responsible for the general management and administration of the Funds in accordance with each Fund’s respective investment objectives, policies and strategies, subject to the supervision of the Board. The Advisor is a newly organized investment advisor located at 3555 Northwest 58th Street, Ste 600 Oklahoma City, Oklahoma 73112. Currently, the Advisor’s sole investment advisory client is the Company.
     The Advisor administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve as officers, Directors or employees of the Company. Pursuant to the Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors for the performance of any of the services to be provided by the Advisor under the Advisory Agreement. Under the Advisory Agreement, the Advisor is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.
     For the services it provides to a Fund, the Advisor receives a unified advisory fee equal to an annual rate of .70% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly. Out of the advisory fee, the Advisor pays all fees and expenses of the Sub-Advisor, Transfer Agent, Administrator and Accounting Agent and Custodian. Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Fund, fees and expenses of the Disinterested Directors (including legal counsel fees), fees and expenses of the Chief Compliance Officer and expenses associated with the Fund’s compliance program, litigation expenses, fees and expenses of the Fund’s independent auditors, registration fees, expenses associated with compliance by the Fund with mandatory regulatory mandates, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses.
     The Advisor is majority owned by Thompson S. Phillips, Jr. and J. Garrett Stevens .The officers of the Advisor are Thompson S. Phillips, Jr., President and J. Garrett Stevens, Chief Executive Officer.
     The Advisory Agreement was initially approved by the Board on                     ,                     . The Advisory Agreement continues in effect for two years from its effective date and may be continued in effect annually thereafter if such continuance is approved by (i) the Board, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting

B6

securities of the Fund, provided that in either case the continuance is also approved by a majority of the Disinterested Directors, by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Advisory Agreement is terminable without penalty by the Company with respect to a Fund upon 60 days written notice when authorized either by majority vote of its outstanding voting shares of the Company or by a vote of a majority of its Board (including a majority of the Disinterested Directors), and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Advisor, or of reckless disregard by it of its obligations thereunder, the Advisor shall not be liable for any action or failure to act in accordance with its duties thereunder.
[Provide information re Sub-Advisor]
DISTRIBUTOR
     Distributor. SEI Investments Distribution Co. (the “Distributor”), a Pennsylvania Corporation, with principal offices at One Freedom Valley Drive, Oaks, Pennsylvania, 19456, serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor has entered into a Distribution Agreement with the Company pursuant to which it distributes the shares of the Funds. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up 50,000 Veritas Shares. The Distributor will not distribute Veritas Shares in amounts less than a Creation Unit.
     Under the Distribution Agreement, the Distributor, for an annual fee of $                    , as agent for the Company, will solicit orders for the purchase of the Veritas Shares, provided that any subscriptions and orders will not be binding on the Company until accepted by the Company. The Distributor will deliver Prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
     The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Veritas Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC participants (as defined below).
     The Distribution Agreement was initially approved by the Board on                     , 200__. The Distribution Agreement continues in effect for three years from its effective date and may be continued in effect annually thereafter if such continuance is approved by (i) the Board, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of the Company, provided that in either case the continuance is also approved by a majority of the Disinterested Directors by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Agreement is terminable without penalty by the Company on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Disinterested Directors), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
ADMINISTRATION, CUSTODIAN AND TRANSFER AGENT
     SEI Investments Global Funds Services (the “Administrator”) serves as the Administrator and Accounting Agent and Transfer Agent to the Company. The Administrator’s principal address is One Freedom Valley Drive, Oaks, Pennsylvania, 19456.
     Pursuant to the Custodian Agreement between the Company and                                         , the Company has agreed to pay an annual custody fee of                     % of each Funds first $ billion in total gross adjusted assets and                     % on the excess over $ billion, or the minimum annual fee of $                    , whichever is higher.
     Pursuant to the Transfer Agency Agreement between SEI Investments Global Funds Services and the Company, the Company has agreed to an annual transfer agency fee of $                     for each fund.
Pursuant to the Fund Administration and Accounting Agreement between SEI Investments Global Funds Services and the Company, the Company has agreed to pay:

.

B7

LEGAL COUNSEL
     McAfee & Taft A Professional Corporation, Two Leadership Square, 10th Floor, 211 North Robinson, Oklahoma City, Oklahoma 73102, serves as legal counsel to the Company.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     [TO COME]
VII. PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
     The Company’s Board of Directors has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the In-Kind Creation Basket and the In-Kind Redemption Basket, is publicly disseminated daily prior to the opening of the NYSE via the NSCC.
VIII. PORTFOLIO TRANSACTIONS
     The policy of the Company regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining “best execution” of transactions at commission rates that are reasonable in relation to the value of brokerage services obtained. Consistent with this policy, when securities transactions are effected on a stock exchange, the Company’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor and Sub-Advisor will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable.
     The Advisor owes a fiduciary duty to its clients to obtain best execution on trades effected. “Best execution” does not necessarily mean that only brokers offering the lowest available commission rate will be selected to execute transactions. In determining “best execution,” the full range of brokerage services applicable to a particular transaction may be considered, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Advisor will also use Electronic Communications Network when appropriate.
     The Advisor does not presently participate in any soft dollar arrangements. It may, however, aggregate trades with clients of the Sub-Advisor, whose commission dollars are used to generate soft dollar credits. Although a Fund’s commissions are not used for soft dollars, the Funds may benefit from the soft dollar products/services received by the Sub-Advisor.
     The Advisor and Sub-Advisorassumes general supervision over placing orders on behalf of a Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other clients of the Advisor are considered at or about the same time, transactions in such securities are allocated among the several clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Advisor. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds.
     Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. However, because the Funds are index funds, turnover will normally be less than a mutual fund. The overall reasonableness of brokerage commissions is evaluated by the Advisor and Sub-Advisor based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

B8

IX. INFORMATION ABOUT FUND SHARES
GENERAL INFORMATION
     The Company is organized as a corporation under Maryland law. The authorized capital stock of the Company consists of 1,000,000 shares of stock having a par value of ($.001) per share. The Company’s Board of Directors is authorized to divide the shares into separate series of stock, one for each of the Funds that may be created. The series (Funds) set forth herein have been established by the Board of Directors under the Charter of the Company. Each series represents a separate pool of assets and has different objectives and investment policies. Except as noted below, each Veritas share when issued will have equal dividend, distribution and liquidation rights within the series for which it was issued, and each fractional share has rights in proportion to the percentage it represents as a whole share. Generally, all shares will vote in the aggregate as a single class, except if voting by class is required by law or the matter involved affects only one class, except if voting by class is required by law or the matter involved affects only one class, in which case shares will be voted separately by class. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. There are no conversion or preemptive rights in connection with any Veritas Shares. The Company has no sinking fund provisions. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. The Company’s redemption provisions are described in its current Prospectus and elsewhere in this Statement of Additional Information.
     Veritas Shares will only be issued in large lots of 50,000 shares called Creation Units in exchange for an In-Kind Creation Basket plus a Cash Component. See “Purchase and Issuance of Fund Shares in Creation Units” for a description regarding the Funds issuance of Creation Units. All Fund shares when issued for the In-Kind Creation Basket and Cash Component will be fully paid and non-assessable. Fund shares are redeemable only in Creation Units. More detailed descriptions of the Company’s redemption policies can be found in the Prospectus and under the heading “Procedures for Redemption of Creation Units” below.
     Veritas Shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of Directors can elect 100% of the Directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board. The Company’s Bylaws provide that the presence in person or by proxy of stockholders entitled to cast a majority of all votes entitled to be cast at a meeting shall constitute a quorum for the transaction of business at all meetings.
     As a general matter, the Company will not hold annual or other meetings of the Company’s shareholders. This is because the Bylaws of the Company provide for annual meetings only as required by the 1940 Act. Annual and other meetings may be required with respect to such additional matters relating to the Company as may be required by the 1940 Act, any registration of the Veritas Shares with the SEC or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the re-election of such Director or the election of a successor to such Director.
     There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than the possible future termination of a Fund. The Company or a class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Company or class. Unless terminated by reorganization or liquidation, the Company and each Fund continue indefinitely.
EXCHANGE LISTING AND TRADING
     Each Fund’s shares will be listed on the NYSE under the symbols BAB, CZV, MVZ, CJE, LVN, subject to notice of issuance, and will trade on the NYSE at market prices that may differ from the Fund’s NAV. The only relationship that the NYSE has with the Advisor, the Distributor or the Company in connection with the Company is that the NYSE lists each Fund’s shares pursuant to its listing agreement with the Company. The Veritas Shares will trade on the NYSE at the market price for the shares, which may be higher or lower than the NAV for the shares.
     There can be no assurance that, in the future, the Company’s shares will continue to meet all of the NYSE’s listing requirements. The NYSE may, but is not required to, delist (a) a Fund’s shares if: (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of the Fund’s shares for 30 or more consecutive trading days; (2) the value of the Underlying Index related to the Fund is no longer calculated or available; or (3) such other event shall occur or condition exist that, in the opinion of the NYSE, makes further dealings on the NYSE inadvisable.

B9

     As with any stock traded on an exchange, purchases and sales of Veritas Shares will be subject to usual and customary brokerage commissions. The Company reserves the right to adjust the price levels of a Fund’s shares (but not their value) in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, and would have no effect on the net assets of the Fund.
BOOK ENTRY ONLY SYSTEM
     DTC acts as securities depositary for the Funds’ shares. Veritas Shares are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Veritas Shares. DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC’s Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
     Beneficial ownership of Veritas Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Veritas Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Veritas Shares.
     The Company recognizes DTC or its nominee as the record owner of all Veritas Shares for all purposes. Beneficial Owners of Veritas Shares are not entitled to have Veritas Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Veritas Shares.
     Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Company upon request and for a fee a listing of Veritas Shares held by each DTC Participant. The Company shall obtain from each such DTC Participant the number of Beneficial Owners holding Veritas Shares, directly or indirectly, through such DTC Participant. The Company shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Company shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
     Share distributions shall be made to DTC or its nominee as the registered holder of all Veritas Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Veritas Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
     The Company has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in a Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
     DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a

B10

comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Fund shares, unless the Company makes other arrangements with respect thereto satisfactory to the NYSE (or such other exchange on which Company shares may be listed).
PURCHASE AND ISSUANCE OF FUND SHARES IN CREATION UNITS
     Each Fund issues and sells Fund shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt, on any Business Day, of an order in proper form. The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A Business Day is any day on which the NYSE is open for business
FUND DEPOSIT
     The consideration for purchase of a Creation Unit from a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “In-Kind Creation Basket”) per each Creation Unit constituting a substantial replication of the stocks included in the Underlying Index and an amount of cash (the “Cash Component”) consisting of a Balancing Amount (described below) and a Transaction Fee (also described below). Together, the In-Kind Creation Basket and the Cash Component constitute the Fund Deposit.
     The Balancing Amount is an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation Basket. It ensures that the NAV of the Fund Deposit (not including the Transaction Fee) is identical to the NAV of the Creation Unit it is used to purchase. If the Balancing Amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the In-Kind Creation Basket), then that amount will be paid by the purchaser to the Fund in cash. If the Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the In-Kind Creation Basket), then that amount will be paid by the Fund to the purchaser in cash (except as offset by the Transaction Fee, described below).
     Each Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security to be included in the current In-Kind Creation Basket portion of the Fund Deposit (based on information at the end of the previous Business Day). The Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced Fund Deposit composition is made available. Each Fund reserves the right to accept a nonconforming Fund Deposit.
     The identity and number of shares of the securities included in the In-Kind Creation Basket may change to reflect rebalancing adjustments and corporate actions by a Fund, or in response to adjustments to the weighting or composition of the component stocks of the Underlying Index. In addition, each Fund reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any security included in the In-Kind Creation Basket that may not be available in sufficient quantity for delivery, may not be eligible for transfer through the Clearing Process (discussed below), or may not be eligible for trading by a Authorized Participant (as defined below) or the investor for which a Authorized Participant is acting. Brokerage commissions incurred in connection with acquisition of securities included in the In-Kind Creation Basket not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process will be an expense of the Fund. However, the Advisor, subject to the approval of the Board of Directors, may adjust the Transaction Fee (described below) to protect existing shareholders from this expense.
     In addition to the list of names and numbers of securities constituting the current securities included in the In-Kind Creation Basket, each Fund, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund. All questions as to the number of shares of each security in the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Company, and the Company’s determination shall be final and binding.

B11

PROCEDURES FOR PURCHASE OF CREATION UNITS
     To be eligible to place orders with the Distributor and to purchase Creation Units from a Fund, you must be (i) a Authorized Participant, i.e., a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and in each case, must have executed an agreement with the Distributor governing the purchase and redemption of Creation Units (the “Participant Agreement”). Authorized Participants and DTC Participants are collectively referred to as “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participation Agreement. All Funds’ shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
     All orders to create Creation Units must be received by the Distributor no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Units to be effected based on the NAV of shares of the applicable Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern Time on the trade date. A custom order may be placed by an Authorized Participant in the event that a Fund permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any securities included in the In-Kind Creation Basket which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
     All orders from investors who are not Authorized Participants to create Creation Units shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Units of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the In-Kind Creation Basket and Cash Component.
     Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s creation order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite In-Kind Creation Basket and the Cash Component to the Fund, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.
     Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Distributor. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process must

B12

state in such order that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities included in the In-Kind Creation Basket through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.
     All questions as to the number of securities included in the In-Kind Creation Basket to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Company, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required securities included in the In-Kind Creation Basket and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current In-Kind Creation Basket and Cash Component. The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.
     Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of In-Kind Creation Basket to create Creation Units. (See Creation Transaction Fee section below).
     Creation Units may be created in advance of receipt by a Fund of all or a portion of the applicable securities included in the In-Kind Creation Basket as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund shares on the date the order is placed in proper form since, in addition to available securities included in the In-Kind Creation Basket, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered securities included in the In-Kind Creation Basket (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with a Fund, pending delivery of the missing securities included in the In-Kind Creation Basket to the extent necessary to maintain the Additional Cash Deposit with the Fund in an amount at least equal to 115% of the daily marked to market value of the missing securities included in the In-Kind Creation Basket. To the extent that missing securities included in the In-Kind Creation Basket are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Company may use the cash on deposit to purchase the missing securities included in the In-Kind Creation Basket. Authorized Participants will be liable to the Fund and the Company for the costs incurred by the Company in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the securities included in the In-Kind Creation Basket exceeds the market value of such securities included in the In-Kind Creation Basket on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. Each Fund will return any unused portion of the Additional Cash Deposit once all of the missing securities included in the In-Kind Creation Basket have been properly received by the Custodian or purchased by the Company and deposited into the Company. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.
     Acceptance of Orders for Creation Units. Each Company reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund shares ordered, would own 80% or more of the currently outstanding shares of any Fund;

B13

(iii) the securities included in the In-Kind Creation Basket delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the In-Kind Creation Basket would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Company or the Advisor, have an adverse effect on the Company or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Company, the Custodian, the Distributor and the Advisor make it, for all practical purposes, impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Company, the Advisor, the Distributor, DTC, NSCC, the Custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Units and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Company, the Custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.
     All questions as to the number of shares of each security in the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Company, and the Company’s determination shall be final and binding.
     Creation Transaction Fee. To compensate the Company for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a fixed creation transaction fee, described below, payable to the Company regardless of the number of creations made each day. An additional charge of up to five (5) times the fixed transaction fee may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset brokerage and other transaction costs associated with using cash to purchase the requisite securities included in the In-Kind Creation Basket). Investors are responsible for the costs of transferring the securities constituting the In-Kind Creation Basket to the account of the Company.
     The Standard Creation/Redemption Transaction Fee for the Fund will be $500. The Maximum Creation/Redemption Transaction Fee for the Fund will be $3,000.
PROCEDURES FOR REDEMPTION OF CREATION UNITS
     Redemption of Fund Shares in Creation Units. Fund shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem shares in amounts less than Creation Units. Beneficial owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit.
     With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the securities included in the In-Kind Redemption Basket that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form on that day. The In-Kind Redemption Basket may not be identical to the In-Kind Creation Basket on that day.
     Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of the In-Kind Redemption Basket, as announced on the Business Day of the request for redemption received in proper form, plus or minus cash in an amount equal to the difference between the NAV of the Fund shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the In-Kind Redemption Basket (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the In-Kind Redemption Basket has a value greater than the NAV of the Fund shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.
     The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which

B14

disposal of the shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.
     Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the securities included in the In-Kind Redemption Basket from a Fund to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged an additional fee for such services. The redemption transaction fees for the Fund is the same as the creation transaction fees set forth above.
     Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received by a Fund on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite In-Kind Redemption Basket and the Cash Redemption Amount, if any, will be transferred by the third Business Day following the date on which such request for redemption is deemed received.
     Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process must state in such order that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Fund shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by a Fund on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund shares) on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern Time for the Cash Component, if any, owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After a Fund has deemed an order for redemption outside the Clearing Process received, a Fund will initiate procedures to transfer the requisite securities comprising the In-Kind Redemption Basket which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Company.
     The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian on the Business Day on which a redemption order is deemed received by a Fund. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the Fund is delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of shares of the relevant Fund is not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.
     If it is not possible to effect deliveries of the securities comprising the In-Kind Redemption Basket, a Fund may in its discretion exercise its option to redeem such Fund shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund shares based on the NAV of the Fund shares next determined after the redemption request is

B15

received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of securities comprising the In-Kind Redemption Basket). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the securities comprising the In-Kind Redemption Basket, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund shares for shares comprising the In-Kind Redemption Basket will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver the specific securities comprising the In-Kind Redemption Basket upon redemption or could not do so without first registering the securities comprising the In-Kind Redemption Basket under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the securities comprising the In-Kind Redemption Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.
XI. DIVIDENDS AND DISTRIBUTIONS
     General Policies. Dividends from net investment income, if any, are declared and paid quarterly by the Company. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Company may make distributions on a more frequent basis to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act.
     Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Company.
     The Company makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Company, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Company reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Company as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.
     Dividend Reinvestment Service. The Company will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by a Fund based on a payable date NAV.
XII. TAXATION
     The following supplements the tax information contained in the Prospectus.
     For federal income tax purposes, each Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements. If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for dividends to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such Fund’s current and accumulated earnings and profits and would be eligible for the dividends received deduction available in some circumstances to corporate shareholders. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

B16

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses), if any. The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.
     Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.
     Each Fund will be required in certain cases to withhold “backup withholding” on taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are “exempt recipients.” Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.
     The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning their specific situations and the application of state, local and foreign taxes.
XIII. FINANCIAL STATEMENTS
     Each Fund’s financial statements and the reports thereon of                                         , an independent registered public accounting firm, are set forth below.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Board of Directors
Veritas Funds, Inc.
[To Come]

B17

Veritas Funds, Inc.
Statement of Assets and Liabilities
                    , 2008

	Baptist	Catholic	Christian	Lutheran	Methodist
ASSETS:

Cash	$	$	$	$	$

TOTAL ASSETS

Net Assets	$	$	$	$	$

Components of Net Assets:
Paid-in Capital	$	$	$	$	$

Shares Outstanding

Net asset value per share	$	$	$	$	$

See accompanying notes to financial statements.

B18

Veritas Funds, Inc.
Notes to Financial Statements
                                        , 2008
1. ORGANIZATION
Veritas Funds, Inc. (the “Company”), a Maryland Corporation, was formed on June 20, 2008 and has authorized capital of 1,000,000 shares of common stock, par value $0.001 per share. The Company has had no operations to date other than matters relating to its organization and registration as an open-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to                                          of                                 shares of common stock at a purchase price of $                     per share.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.
Federal Income Tax:
The Company intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.
3. Agreements:
Management Agreement:
Under the terms of a Management Agreement, Veritas Funds Advisors, LLC (the “Advisor”) serves as the Advisor, subject to the supervision of the Board of Directors, and will be responsible for the day-to-day investment management of the Fund.
For the services it provides to the Company, the Advisor will receive an advisory fee equal to an annual rate of .70% of each Fund’s average daily net assets. The fees will be accrued daily and paid monthly. Out of the advisory fee, the Advisor pays all fees and expenses of the Sub-Advisor, Transfer Agent, Administrator and Accounting Agent and Custodian. Each Fund will be responsible for the payment of all other expenses associated with its operation.
Custodian:
                                                             will serve as each Fund’s custodian.
Administration, Accounting and Transfer Agent
SEI Investments Global Funds Services will serve as the Administration and Accounting Agent and Transfer Agent to the Funds.
Distributor Agreement:
SEI Investments Distribution Co. will serve as the distributor of Creation Units for the Funds on an agency basis. The Distributor will not maintain a secondary market in shares of the Funds.
4. Capital
Each Fund issues and redeems shares on a continuous basis at net asset value in groups of 50,000 shares called “Creation Units.” Creation Units of a Fund are purchased and redeemed in kind. As a practical matter, only certain persons or entities known as “authorized participants” may purchase or redeem these Creation Units.
Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase or redeem shares directly from or with a Fund. Rather most retail investors will purchase or sell shares in the secondary market with the assistance of a broker.
A standard fixed transaction fee of $500 will be charged for the creation or redemption of Creation Units of a Fund regardless of the number of shares created or redeemed on the date of the transaction. An additional charge of up to five (5) times the fixed transaction fee may be imposed for (i) creations effected outside the standard process and (ii) cash creations. In nonstandard cases, the transaction fee will be up to $3,000. It is anticipated that the individual

B19

shares of each Fund will be listed on New York Stock Exchange. Individual shares of a Fund can be bought and sold through the trading day like other shares of publicly traded securities. If shares are bought or sold in the secondary market, the investor will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. It is anticipated that individual shares of each Fund will trade in the secondary market at prices that may differ to varying degrees from the closing NAV of the Fund.
5. Cash
Cash at                     , 2008, is deposited at                                          in a non-interest bearing account.
6. Related Parties and Organizational and Offering Costs
At                     , 2008, Veritas Funds Advisors, LLC is the sole stockholder of the Company.
Expenses incurred in connection with organizing the Company and the offering of the shares will be paid by the Advisor. The Company does not have an obligation to reimburse the Advisor or its affiliates for organization and offering expenses paid on its behalf. As of                     , 2008, organization and initial offering expenses have totaled approximately $                    .

B20

OTHER INFORMATION
Item 23. Exhibits.
(a)	Articles of Incorporation: Filed herewith.

(b)	Bylaws: Filed herewith.

(c)	Instruments Defining Rights of Security Holders: Portions of the Articles of Incorporation and Bylaws of the Registrant define the rights of holder of shares of the Registrant.

(d)	Investment Advisory Agreement between the Registrant and Veritas Advisors, LLC:*

(e)	(1) Distribution Agreement between the Registrant and SEI Corporation: *

(2) Form of Authorized Participant Agreement:*

(f)	Bonus or Profit Sharing Contracts: Not applicable.

(g)	Custody Agreement between the Registrant and :*

(h)	(1) Fund Administration and Accounting Agreement between the Registrant and SEI Corporation:*

(2) Transfer Agency and Service Agreement between the Registrant and SEI Corporation:*

(i)	(1) Opinion and Consent of McAfee & Taft A Professional Corporation:*

(j)	Consent of [CPA’s]*.

(k)	Not applicable.

(1)	Form of Letter of Representations between the Registrant and The Depository Trust Company:*

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)	(1) Registrant’s Code of Ethics:*

(2) Veritas Advisors, LLC’s Code of Ethics:*

(3) Sub Advisor’s Code of Ethics:*

(q)	(1) Powers of Attorney:*

(2) Secretary Certification of Board of Directors Action:*

*	To be filed by Amendment.
Item 24. Persons controlled by or Under Common Control with the Registrant.
     Reference is made to the sections entitled “Fund Management” in the Prospectus and “Management” in the Statement of Additional Information for information regarding the business of the Advisor and Sub Advisors.
     For information as to the business, profession, vocation and employment of a substantial nature of each of the directors and officers of the Advisor, reference is made to the Advisor’s current Form ADV (File No. 141392), pursuant to the Investment Advisers Act of 1940, as amended incorporated herein by reference.

B21

Item 25. Indemnification.
     Reference is made to the provisions of Article 10 of the Registrant’s Articles of Incorporation incorporated by reference to this Registration Statement (as noted in Item 23 above) and Article XII of Registrant’s Bylaws incorporated by reference to this Registration Statement (as noted in Item 23 above).
Item 26. Business and Other Connections of Investment Advisor.
     Reference is made to the sections entitled “Fund Management” in the Prospectus and “Management” in the Statement of Additional Information for information regarding the business of the Advisor. The Advisor is an Oklahoma limited liability company owned by Thompson S. Phillips, Jr. and J. Garrett Stevens [others?] and is member managed. The officers are Thompson S. Phillips, Jr. and J. Garrett Stevens. See “Management” in the Statement of Additional Information.
     Mr. Phillips holds the Series 7 (General securities Representative), Series 63 (Uniform Securities Agent State Law), Series 53 (Municipal securities principal) and Series 24 (General securities principal) licenses. He also holds the Series 52 Registered Representative (MSRB) license, Series 65 General Financial Advisor license and Series 27 Financial and Operations principal license.
     Mr. Stevens also holds the Series 7, 63, and 65 licenses.
Item 27. Principal Underwriters.
(a)	SEI Investments Distribution Co. acts as the distributor for the Registrant and the following investment companies: [List]

(b)	To the best of Registrant’s knowledge, the directors and executive officers of SEI Investments Distribution Co. are as follows:

*	The principal business address for each of the above directors and executive officers is .
Item 28. Location of Accounts and Records.
(a) The Registrant maintains accounts, books and other documents required by Section 31 (a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 3555 Northwest 58th Street, Suite 600, Oklahoma City, Oklahoma 73112.
(b) Veritas Funds Advisors, LLC maintains all Records relating to its services as investment adviser to the Registrant at                                                                                                             .
(c)                                            maintains all Records relating to its services as a sub advisor to the registrant at                                    .
(d) SEI Investments Distribution Co. maintains all Records relating to its services as Distributor of the Registrant at                                               .
(e) SEI Investments Global Funds Services maintains all Records relating to its services as administrator at                                                                                  and relating to its services as transfer agent and custodian of the Registrant at                                                             .

B22

Item 29. Management Services
There are no management related contracts not discussed in Part A or Part B.
Item 30. Undertakings.
     None.

B23

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oklahoma City, State of Oklahoma, on the 31st day of December, 2008.

Veritas Funds, Inc.

By:	/s/ Thompson S. Phillips, Jr.

	Name:	Thompson S. Phillips, Jr.
	Title:	President
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Thompson S. Phillips, Jr.	Director and President	December 31, 2008

/s/ J. Garrett Stevens	Director, Chief Executive Officer and Secretary	December 31, 2008

/s/	Director	, 2008

/s/	Director	, 2008

/s/	Director	, 2008

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EXHIBIT INDEX
(a)	Articles of Incorporation: Filed herewith.

(b)	Bylaws: Filed herewith.

(c)	Instruments Defining Rights of Security Holders: Portions of the Articles of Incorporation and Bylaws of the Registrant define the rights of holder of shares of the Registrant.

(d)	Investment Advisory Agreement between the Registrant and Veritas Advisors, LLC:*

(e)	(1) Distribution Agreement between the Registrant and SEI Corporation:*

(2) Form of Authorized Participant Agreement:*

(f)	Bonus or Profit Sharing Contracts: Not applicable.

(g)	Custody Agreement between the Registrant and SEI Corporation:*

(h)	(1) Fund Administration and Accounting Agreement between the Registrant and SEI Corporation:*

(2) Transfer Agency and Service Agreement between the Registrant and SEI Corporation:*

(i)	(1) Opinion and Consent of McAfee & Taft A Professional Corporation:*

(j)	Consent of [CPA’s]:*

(k)	Not applicable.

(1)	Form of Letter of Representations between the Registrant and The Depository Trust Company:*

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)	(1) Registrant’s Code of Ethics:*

(2) Veritas Advisors, LLC’s Code of Ethics:*

(3) Sub Advisor’s Code of Ethics:*

(q)	(1) Powers of Attorney:*

(2) Secretary Certification of Board of Directors Action:*

*	To be filed by Amendment.

B25